Intangible assets - Other intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	R$ 10,656,760	R$ 9,011,360	R$ 7,455,638
Additions	1,689,388	1,906,872	1,737,548
Write-off	(484,180)	(268,151)	(187,774)
Transfers		6,679	5,948
Balance at ending	11,861,968	10,656,760	9,011,360
Cost [Member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	9,969,742	8,381,312	7,025,609
Additions	1,654,226	1,821,519	1,536,146
Write-off	(59,759)	(239,768)	(186,429)
Transfers		6,679	5,986
Balance at ending	11,564,209	9,969,742	8,381,312
Cost [Member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	687,018	630,048	430,029
Additions	35,162	85,353	201,402
Write-off	(424,421)	(28,383)	(1,345)
Transfers			(38)
Balance at ending	297,759	687,018	630,048
Accumulated Amortization [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(5,982,997)	(5,166,608)	(4,484,225)
Additions	(1,144,740)	(899,334)	(725,459)
Write-off	399,403	82,945	43,076
Transfers
Balance at ending	(6,728,334)	(5,982,997)	(5,166,608)
Accumulated Amortization [Member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(5,499,334)	(4,820,581)	(4,208,942)
Additions	(1,079,186)	(712,984)	(651,724)
Write-off	10,862	34,231	40,085
Transfers
Balance at ending	(6,567,658)	(5,499,334)	(4,820,581)
Accumulated Amortization [Member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(483,663)	(346,027)	(275,283)
Additions	(65,554)	(186,350)	(73,735)
Write-off	388,541	48,714	2,991
Transfers
Balance at ending	(160,676)	(483,663)	(346,027)
Losses From Non Recovery Impairment IT [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(150,818)	(131,345)	(100,094)
Impact on net profit	(48,897)	(19,473)	(31,251)
Balance at ending	(199,715)	(150,818)	(131,345)
Losses From Non Recovery Impairment IT [Member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(119,135)	(103,091)	(93,000)
Impact on net profit	(48,897)	(16,044)	(10,091)
Balance at ending	(168,032)	(119,135)	(103,091)
Losses From Non Recovery Impairment IT [Member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(31,683)	(28,254)	(7,094)
Impact on net profit		(3,429)	(21,160)
Balance at ending	(31,683)	(31,683)	(28,254)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance carrying amount	4,933,919	4,522,945	3,713,407
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance carrying amount	4,828,519	4,351,273	3,457,640
Gross carrying amount [member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance carrying amount	R$ 105,400	R$ 171,672	R$ 255,767